Issued Share Capital and Other Reserves	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Issued share capital and other reserves	Issued share capital and other reserves
As at each of December 31, 2021, 2020, and 2019, the authorized and subscribed share capital was comprised of 403,032,520 shares, at a par value €0.000625 each. As at December 31, 2021, 2020, and 2019, the Company had 195,614,910, 193,614,910, and 187,492,667 ordinary shares issued and fully paid, respectively.
The Group has incentive stock plans under which options and restricted stock to subscribe to the Company’s share capital have been granted to certain directors and employees. Options exercised or restricted stock vesting under these plans are settled via either the issuance of new shares or issuance of shares from treasury.
Our shareholders have authorized the issuance of up to 1,400,000,000 beneficiary certificates to shareholders of the Company without reserving to our existing shareholders a preemptive right to subscribe for the beneficiary certificates issued in the future. Pursuant to our articles of association, our beneficiary certificates may be issued at a ratio of between one and 20 beneficiary certificates per ordinary share as determined by our board of directors or its delegate at the time of issuance. We have issued ten beneficiary certificates per ordinary share held of record to entities beneficially owned by our founders, Daniel Ek and Martin Lorentzon, for a total of 350,514,260 beneficiary certificates outstanding as of December 31, 2021. The beneficiary certificates carry no economic rights and are issued to provide the holders of such certificates additional voting rights. Each beneficiary certificate entitles its holder to one vote. The beneficiary certificates, subject to certain exceptions, are non-transferable and shall be automatically canceled for no consideration in the case of sale or transfer of the ordinary share to which they are linked.
On October 17, 2016, the Company issued, for €27 million in cash, warrants to acquire 5,120,000 ordinary shares to certain members of key management. The exercise price of each warrant was US$50.61, which was equal to 1.2 times the fair market value of ordinary shares on the date of issuance. On October 4, 2019, the Company issued 1,600,000 ordinary shares and 16,000,000 beneficiary certificates upon the exercise of 1,600,000 of these warrants, for cash of €74 million. On October 17, 2019, the Company issued 1,991,627 shares and 19,916,270 beneficiary certificates upon the effective net settlement of the remaining 3,520,000 warrants.
On July 13, 2017, the Company issued, for €9 million in cash, a warrant to acquire 1,600,000 ordinary shares to Mr. Ek, through D.G.E. Investments Limited. The exercise price of each warrant is US$89.73, which was equal to 1.3 times the fair market value of ordinary shares on the date of issuance. On July 13, 2020, the Company issued 1,084,043 ordinary shares and 10,840,430 beneficiary certificates upon the effective net settlement of all 1,600,000 outstanding warrants that were granted on July 13, 2017.
On July 1, 2019, the Company issued, for €15 million, warrants to acquire 800,000 ordinary shares to Mr. Ek, through D.G.E. Investments Limited. The exercise price of each warrant is US$190.09, which was equal to 1.3 times the fair market value of ordinary shares on the date of issuance. The warrants are exercisable at any time through July 1, 2022.
On August 23, 2021, the Company issued, for €31 million, warrants to acquire 800,000 ordinary shares to Mr. Ek, through D.G.E. Investments Limited. The exercise price of each warrant is US$281.63, which was equal to 1.3 times the fair market value of ordinary shares on the date of issuance. The warrants are exercisable at any time through August 23, 2024.
On August 20, 2021, the Company announced that the board of directors had approved a program to repurchase up to $1.0 billion of the Company’s ordinary shares. Repurchases of up to 10,000,000 of the Company’s ordinary shares were authorized at the Company’s general meeting of shareholders on April 21, 2021. The repurchase program will expire on April 21, 2026. Through December 31, 2021, 458,234 shares were repurchased for €89 million under this program.
The authorization of the previous share repurchase program, announced on November 5, 2018, expired on April 21, 2021. The total aggregate amount of repurchased shares under that program was 4,366,427 for a total of approximately €510 million.
No dividends were paid during the year or are proposed.
All outstanding shares have equal rights to vote at general meetings.
For the year ended December 31, 2021 and 2020, the Company repurchased, in total, 2,458,234 and 5,038,200 of its own ordinary shares, respectively, and reissued 2,397,198 and 4,802,847 treasury shares, respectively, upon the exercise of stock options, restricted stock units, and contingently issuable shares. As of December 31, 2021 and 2020, the Company had 3,463,099 and 3,402,063 ordinary shares held as treasury shares, respectively.
As of December 31, 2021 and 2020, the Group’s founders held 350,514,260 and 365,014,840 beneficiary certificates, respectively.
Other reserves

	2021	2020	2019
	(in € millions)
Currency translation
At January 1	(54)	(11)	(15)
Currency translation	71	(43)	4
At December 31	17	(54)	(11)
Short term investments
At January 1	5	1	(4)
(Losses)/gains on fair value that may be subsequently reclassified to consolidated statement of operations	(8)	8	7
Gains reclassified to consolidated statement of operations	(2)	(3)	—
Deferred tax	2	(1)	(2)
At December 31	(3)	5	1
Long term investments
At January 1	1,059	444	561
(Losses)/gains on fair value not to be subsequently reclassified to consolidated statement of operations	(1,218)	777	(149)
Gain on sale of long term investment reclassified to accumulated deficit	(134)	—	—
Tax effect of gain on sale of long term investment reclassified to accumulated deficit	30	—	—
Deferred tax	237	(162)	32
At December 31	(26)	1,059	444
Cash flow hedges
At January 1	(3)	(4)	(1)
(Losses)/gains on fair value that may be subsequently reclassified to consolidated statement of operations	(11)	5	(7)
Losses/(gains) reclassified to revenue	51	(15)	10
(Gains)/losses reclassified to cost of revenue	(40)	11	(7)
Deferred tax	(1)	—	1
At December 31	(4)	(3)	(4)
Share-based compensation
At January 1	680	494	334
Share-based compensation (Note 19)	222	181	127
Income tax impact associated with share-based compensation (Note 10)	21	34	26
Issuance of share-based compensation in conjunction with business combinations (Note 5)	—	—	13
Restricted stock units withheld for employee taxes	(54)	(29)	(6)
At December 31	869	680	494
Other reserves at December 31	853	1,687	924
Currency translation reserve comprises foreign exchange differences arising from the translation of the financial statements of foreign operations into the reporting currency.
Short term investment reserve recognizes the unrealized fair value gains and losses on debt instruments held at fair value through Other Comprehensive Income (“OCI”).
Long term investment reserve recognizes the unrealized fair value gains and losses on equity instruments held at fair value through OCI.
Cash flow hedge reserve recognizes the unrealized gains and losses on the effective portion of foreign exchange forward contracts designated for hedging.
Share-based compensation reserve recognizes the grant date fair value of equity-settled awards provided to employees as part of their remuneration. For further details, please see Note 19.